Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other investments
Assets at beginning of period	$ 60,651	$ 63,354
Assets at end of period	61,377	60,651	$ 63,354
Other investments
Other investments
Assets at beginning of period	166	675	641
Additions	5	79	53
Revaluations	56	(147)	(1)
Transfers into	2
Transfers out		(434)	(12)
Disposals	(5)	(6)	(15)
Impairments and exchange adjustments	3	(1)	9
Assets at end of period	$ 227	$ 166	$ 675